Exhibit 99.3 Schedule 2

Client Name:
Client Project Name:	AJAX 2022-A
Start - End Dates:	9/10/2018 - 9/21/2018
Deal Loan Count:	78

Conditions Report 2.0

Loans in Report:	78
Loans with Conditions:	62

151 - Total Active Conditions
6 - Material Conditions
6 - Compliance Review Scope
1 - Category: Borrower's Interest
3 - Category: Documentation
2 - Category: RESPA
145 - Non-Material Conditions
145 - Compliance Review Scope
5 - Category: APR Tolerance
6 - Category: Documentation
74 - Category: Federal Consumer Protection
14 - Category: Finance Charge Tolerance
17 - Category: RESPA
18 - Category: Right of Rescission
1 - Category: State Late Charges
8 - Category: State Prepayment Penalty
2 - Category: TILA
1 - Total Satisfied Conditions

1 - Compliance Review Scope
1 - Category: RESPA
0 - Total Waived Conditions

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